United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4489

                      (Investment Company Act File Number)


                       Federated U.S. Government Bond Fund
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/05
                                     -------


                 Date of Reporting Period: Quarter ended 5/31/05
                              ---------------------







Item 1.           Schedule of Investments

Federated U.S.Government Bond Fund
Portfolio of Investments
May 31, 2005 (unaudited)

     Principal                                                                                                Value
     Amount
                        U.S. Treasury--71.7% U.S. Treasury Bonds--69.3%
  $  2,880,000      (1) 11.250%, 2/15/2015                                                                $  4,538,707
     3,650,000          9.250%, 2/15/2016                                                                    5,267,972
     4,300,000          7.500%, 11/15/2016                                                                   5,604,792
     1,500,000          9.125%, 5/15/2018                                                                    2,231,490
     4,000,000          9.000%, 11/15/2018                                                                   5,941,240
     4,000,000          8.125%, 8/15/2019                                                                    5,629,360
     4,000,000          8.750%, 5/15/2020                                                                    5,956,240
     500,000            7.875%, 2/15/2021                                                                    701,640
     3,200,000      (1) 8.000%, 11/15/2021                                                                   4,569,504
     1,000,000          7.125%, 2/15/2023                                                                    1,337,030
     3,000,000          6.875%, 8/15/2025                                                                    3,990,480
     3,350,000      (1) 6.750%, 8/15/2026                                                                    4,425,149
     3,400,000          6.125%, 11/15/2027                                                                   4,228,206
     2,000,000          5.250%, 11/15/2028                                                                   2,245,940
     1,000,000      (1) 5.375%, 2/15/2031                                                                    1,158,280
                        Total                                                                                57,826,030
                        U.S. Treasury Note--2.4%
     2,024,160          1.625%, 1/15/2015                                                                    2,026,690
                        Total U.S. Treasury (identified cost $50,115,892)                                    59,852,720
                        Government Agencies--19.8%
                        Federal Home Loan Bank System--9.6%
     1,150,000          7.625%, 5/14/2010                                                                    1,331,953
     5,000,000          7.125%, 2/15/2030                                                                    6,702,250
                        Total                                                                                8,034,203
                        Federal Home Loan Mortgage Corporation--7.1%
     4,820,000          6.250%, 7/15/2032                                                                    5,952,604
                        Federal National Mortgage Association--3.1%
     2,000,000          6.625%, 11/15/2030                                                                   2,547,800
                        Total Government Agencies (identified cost $14,162,232)                              16,534,607
                        Repurchase Agreements--25.7%
     6,813,000          Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital,          6,813,000
                        Inc., 3.080%, dated 5/31/2005, to be repurchased at $6,813,583 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678
     7,000,000          Interest in $1,290,000,000 joint repurchase agreement with BNP Paribas                7,000,000
                        Securities Corp., 3.080%, dated 5/31/2005, to be repurchased at $7,000,599 on
                        6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2035, collateral market value $1,321,559,572 (held as collateral for securities lending)
     7,612,000          Interest in $1,000,000,000 joint repurchase agreement with Goldman Sachs and          7,612,000
                        Co., 3.080%, dated 5/31/2005, to be repurchased at $7,612,651 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 4/1/2035, collateral market value $1,029,693,799 (held as collateral for securities lending)
                        Total Repurchase Agreements (AT AMORTIZED COST)                                      21,425,000
                        Total INVESTMENTS --- 117.2%                                                         97,812,327
                              (identified cost $85,703,124)(2)
                        OTHER ASSETS AND LIABILITIES --- NET --- (17.2)%                                     (14,336,698)
                        Total NET ASSETS --- 100.0%                                                       $  83,475,629





1 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers. As of May 31, 2005, securities subject to this type of arrangement and related collateral were as follows:

          Market Value of Securities Loaned                    Market Value of Collateral
          $14,229,311                                          $14,612,000
2         At May 31, 2005, the cost of investments for federal tax purposes was
          $85,703,124. The net unrealized appreciation of investments for federal tax purposes was $12,109,203. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,109,203 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005. Investment Valuation U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value.
Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.




Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated U.S. Government Bond Fund

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              July 15, 2005


By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              July 15, 2005